Acquisitions - Additional Information (Detail)	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended								1 Months Ended
	Dec. 31, 2012 21V Xi'an CNY	Jul. 31, 2012 21V Xi'an CNY	Jul. 02, 2012 21V Xi'an CNY	Oct. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition CNY	Sep. 09, 2012 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition Contract Backlog	Dec. 31, 2012 Fastweb Acquisition Customer Relationship	Dec. 31, 2012 Fastweb Acquisition Supplier Relationships	Dec. 31, 2012 Fastweb Acquisition Platform Software	Dec. 31, 2012 iJoy Holding Limited USD ($)	Nov. 30, 2012 iJoy Holding Limited USD ($)	Sep. 20, 2012 iJoy Holding Limited	Sep. 20, 2012 iJoy Holding Limited Maximum USD ($)	May 31, 2012 Managed Network Entities CNY	Dec. 31, 2011 Managed Network Entities CNY	Dec. 15, 2011 Managed Network Entities CNY	Sep. 30, 2010 Managed Network Entities CNY	Dec. 31, 2012 Managed Network Entities Equity Method Investments CNY	Dec. 31, 2011 Managed Network Entities Equity Method Investments CNY	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") Held Directly by 21 Vianet Technology	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") Held Directly by 21 Vianet Beijing	Oct. 27, 2011 Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") Held Directly by 21 Vianet Beijing CNY	Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY
Business Acquisition [Line Items]
Business acquisition, aggregate cash consideration		15,977,000	15,977,000			33,395,000 [1]													50,000,000							14,820,000	[2]
Revenue since acquisition date						34,356,000
Net profit (loss) since acquisition date	(2,942,000)					6,556,000
Business acquisition, equity interests acquired							100.00%												51.00%				99.95%	0.05%	100.00%	100.00%
Business acquisition, total purchase consideration						116,040,000	116,040,000								22,000,000			169,168,000	172,439,000			18,200,000			7,900,000	77,469,000
Acquired Intangible assets estimated useful lives								1 year	7 years	1 year	5 years
Business acquisition, equity interests intend to acquire														100.00%
Loan facility provided to related parties												2,000,000	50,000
Business acquisition, fair value of call option																					6,765,000
Cash consideration paid				9,373,000	7,502,000											2,542,000	67,375,000
Business acquisition, acquisition of remaining equity interests																				49.00%
Business acquisition, difference between fair value of purchase consideration and carrying amount of non-controlling interest																				42,288,000

[1]	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[2]	The cash consideration of RMB14,820 was paid in October 2011.